Finance income and expenses (Tables)	12 Months Ended
Dec. 31, 2021
Finance income and expenses
Schedule of finance income and expenses

	2021	2020
Finance income
Interest	$3.7	$3.7
	$3.7	$3.7
Finance expenses
Standby charges	$2.2	$2.1
Amortization of debt issue costs	1.1	1.0
Interest	0.2	0.3
Accretion of lease liabilities	0.1	0.1
	$3.6	$3.5